NOTE 5 - INTANGIBLE ASSETS - Estimated Amortization Expense (Details) - USD ($)	Feb. 29, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months	$ 872,272	$ 1,362,610
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Two	206,145	92,500
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Three	$ 1,078,417	$ 1,455,110